Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right of use assets and lease liabilities
Schedule of right-of-use assets recognized and the movements

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2024	4,604	1,383	5,987
Additions	326	332	658
Disposal	—	(173)	(173)
Lease modification	(11)	(17)	(28)
Exchange difference	139	2	141
Cost at December 31, 2024	5,058	1,527	6,585
Additions	—	90	90
Disposal	(52)	(268)	(320)
Lease modification	(3,219)	9	(3,210)
Exchange difference	(87)	(5)	(92)
Cost at December 31, 2025	1,700	1,353	3,053
Depreciation
Opening value at January 1, 2024	(1,661)	(538)	(2,199)
Depreciation charge	(674)	(368)	(1,042)
Disposal	—	173	173
Lease modification	22	36	58
Exchange difference	(79)	—	(79)
Depreciation at December 31, 2024	(2,392)	(697)	(3,089)
Depreciation charge	(809)	(400)	(1,209)
Disposal	39	268	307
Lease modification	2,180	—	2,180
Exchange difference	50	1	51
Depreciation at December 31, 2025	(932)	(828)	(1,760)
Net book value at December 31, 2024	2,666	830	3,496
Net book value at December 31, 2025	768	525	1,293

Schedule of detailed information about lease liabilities

(in EUR 000)	2025	2024
Lease debt at January 1	3,680	3,967
New lease debts	90	658
Rent expense paid	(1,252)	(1,208)
Accretion of interest	119	157
Disposal	(21)	—
Lease modification	(1,149)	30
Exchange differences	(51)	76
Lease debt at December 31	1,416	3,680

	As at December 31
(in EUR 000)	2025	2024
Non-current lease liabilities	637	2,562
Current lease liabilities	779	1,118
Total	1,416	3,680